Commitments and Contingencies (Details Narrative)						12 Months Ended
	Jun. 06, 2025 USD ($)	Sep. 19, 2024 USD ($)	Sep. 13, 2024 USD ($) Integer	Sep. 09, 2024 USD ($) shares	Aug. 26, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Aug. 08, 2025 shares	Feb. 05, 2024 USD ($)
Loss Contingencies [Line Items]
Grant date fair value of shares issued						$ 329,996	$ 784,943
Common stock, shares authorized | shares						275,000,000	275,000,000
Gain (loss) on extinguishment of liability						$ 4,488,627	$ 680,762
Debt instrument, periodic payment									$ 4,500,000
Payment To Act On [Member]
Loss Contingencies [Line Items]
Liquidated damages	$ 500,000
Additional interest and extension fees	$ 882,030
Amount owed						1,382,030
MZHCI, LLC [Member] | Investor Relations Consulting Agreement [Member]
Loss Contingencies [Line Items]
Restricted shares issued | shares					2,400
Investor relations services amount paid					$ 12,500
Annual cost of living adjustment, percentage					5.00%
Effective agreement period					6 days
Agreement renew period					6 days
Period of written notice for termination prior to renewal of agreement					60 days
Shares issued | shares				24,000
Perkins Coie LLP [Member] | Perkins Repayment Agreement [Member]
Loss Contingencies [Line Items]
Grant date fair value of shares issued				$ 1,385,000
Registration rights agreement				60 days
Perkins Coie LLP [Member] | Perkins Repayment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Shares issued | shares				46,000
Perkins Coie LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Shares issued | shares							60,000
Common stock, shares authorized | shares								130,000
Cooley LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Frequency of periodic payment		11 monthly installments
Monthly installments		$ 36,300
First payment		Oct. 01, 2024
Gain (loss) on extinguishment of liability						1,100,000
Cooley LLP [Member] | Repayment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Administrative agent fees		$ 400,000
Cooley LLP [Member] | Repayment Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Administrative agent fees		$ 1,523,029
Cohn Reznick LLP [Member] | Settlement Letter [Member]
Loss Contingencies [Line Items]
Frequency of periodic payment		15 equal monthly installments
Monthly installments		$ 30,000
Debt instrument, periodic payment		817,400
Amount receivable		$ 450,000
Cohn Reznick LLP [Member] | Settlement Letter [Member] | Accrued Expenses and Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Debt instrument, periodic payment						577,400
Sidley Austin LLP [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Frequency of periodic payment		12 monthly payments
Gain (loss) on extinguishment of liability		$ 0
Unpaid fee description		Unpaid Fee on a 2 for 1 basis, such that for every one dollar ($1.00) paid by Company, Sidley shall reduce the Sidley Unpaid Fee Amount by an additional two dollars ($2.00).
Shortfall accrue interest rate		12.00%
Sidley Austin LLP [Member] | Repayment Agreement [Member] | Asc [Member]
Loss Contingencies [Line Items]
Gain (loss) on extinguishment of liability						3,200,000
Sidley Austin LLP [Member] | Repayment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Administrative agent fees		$ 1,605,326
Sidley Austin LLP [Member] | Repayment Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Administrative agent fees		$ 4,815,979
Donnelley Financial LLC [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Frequency of periodic payment			12 monthly installments
Monthly installments			$ 45,000
Gain (loss) on extinguishment of liability			$ 0
Number of installments remaining | Integer			11
Monthly installment amount			$ 28,366
Donnelley Financial LLC [Member] | Repayment Agreement [Member] | Accrued Expenses and Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Administrative agent fees						$ 85,098
Donnelley Financial LLC [Member] | Repayment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Administrative agent fees			357,025
Donnelley Financial LLC [Member] | Repayment Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Administrative agent fees			$ 1,072,148
Verista Partners Inc [Member] | Repayment Agreement [Member]
Loss Contingencies [Line Items]
Shares issued | shares						3,000
Grant date fair value of shares issued					$ 66,666
Administrative agent fees					$ 196,666
Frequency of periodic payment					16 equal cash installment
Monthly installments						$ 78,437
Monthly installment amount					$ 8,125
Remaining amount					$ 130,000
Verista Partners Inc [Member] | Repayment Agreement [Member] | Accounts Payable [Member]
Loss Contingencies [Line Items]
Administrative agent fees						$ 45,785